Restatement of Previously Issued Consolidated Financial Statements - Summary of Impact of Restatement on Consolidated Financial Statement (Parenthetical) (Details) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001